Shareholders’ Equity (Details) - Schedule of activities for the company’s RSUs - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Activities for the Company RSUs [Abstract]
Number of RSUs, Outstanding, beginning of period	5,000,000
Outstanding, beginning of period (in Dollars per share)	$ 2.47	$ 2.47
Number of RSUs, Granted		5,000,000
Number of RSUs, Vested
Number of RSUs, Outstanding, end of period	5,000,000	5,000,000
Weighted Average Grant Price, Outstanding, end of period (in Dollars per share)	$ 2.47	$ 2.47